PAINEWEBBER BALANCED FUND                                     SEMIANNUAL REPORT



PERFORMANCE RESULTS (UNAUDITED)

                         NET ASSET VALUE                   TOTAL RETURN(1)
                 -------------------------------- --------------------------------
                                                      12 MONTHS        6 MONTHS
                  02/28/01   08/31/00   02/29/00   ENDED 02/28/01   ENDED 02/28/01
----------------------------------------------------------------------------------
Class A Shares     $ 8.88     $ 11.28    $ 10.62        (1.71)%          (8.23)%
----------------------------------------------------------------------------------
Class B Shares       9.15       11.56      10.88        (2.53)           (8.65)
----------------------------------------------------------------------------------
Class C Shares       8.90       11.29      10.63        (2.46)           (8.59)
----------------------------------------------------------------------------------


PERFORMANCE SUMMARY CLASS A SHARES

                            NET ASSET VALUE          CAPITAL
                      ---------------------------     GAINS      DIVIDENDS     TOTAL
PERIOD COVERED         BEGINNING       ENDING      DISTRIBUTED      PAID      RETURN(1)
---------------------------------------------------------------------------------------
07/01/91 - 12/31/91     $10.09        $11.02              -       $0.2293      11.53%
---------------------------------------------------------------------------------------
1992                     11.02         11.24              -        0.3414       5.18
---------------------------------------------------------------------------------------
1993                     11.24         11.94          $0.7771      0.2510      15.63
---------------------------------------------------------------------------------------
1994                     11.94          9.32           1.2011      0.2311      (9.88)
---------------------------------------------------------------------------------------
1995                      9.32         10.41           0.7468      0.3100      23.13
---------------------------------------------------------------------------------------
1996                     10.41         10.61           1.0303      0.2516      14.74
---------------------------------------------------------------------------------------
1997                     10.61         11.38           1.5503      0.2205      24.57
---------------------------------------------------------------------------------------
1998                     11.38         12.00           1.2252      0.2196      18.95
---------------------------------------------------------------------------------------
1999                     12.00         11.04           0.9723      0.2366       2.42
---------------------------------------------------------------------------------------
2000                     11.04          9.23           1.3921      0.2379      (1.72)
---------------------------------------------------------------------------------------
01/01/01 - 02/28/01       9.23          8.88              -           -        (3.79)
---------------------------------------------------------------------------------------
                                        Totals:       $8.8952     $2.5290
---------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF 02/28/01: 147.84%
---------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the ex dates and do not include sales charges; results for each class would be lower if sales charges were included.


The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER BALANCED FUND                                      SEMIANNUAL REPORT

PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)




PERFORMANCE SUMMARY CLASS B SHARES

                            NET ASSET VALUE          CAPITAL
                      ---------------------------     GAINS      DIVIDENDS      TOTAL
PERIOD COVERED         BEGINNING       ENDING      DISTRIBUTED      PAID       RETURN(1)
-----------------------------------------------------------------------------------------
12/12/86 - 12/31/86    $10.00      $9.76                 -            -         (2.40)%
-----------------------------------------------------------------------------------------
1987                     9.76       9.27             $0.1687      $0.4407        1.21
-----------------------------------------------------------------------------------------
1988                     9.27       9.79                 -         0.5225       11.34
-----------------------------------------------------------------------------------------
1989                     9.79      10.03              0.1286       0.6768       10.84
-----------------------------------------------------------------------------------------
1990                    10.03       9.60              0.0021       0.6200        1.95
-----------------------------------------------------------------------------------------
1991                     9.60      11.01                 -         0.3478       18.52
-----------------------------------------------------------------------------------------
1992                    11.01      11.28                 -         0.2146        4.46
-----------------------------------------------------------------------------------------
1993                    11.28      12.02              0.7771       0.1173       14.66
-----------------------------------------------------------------------------------------
1994                    12.02       9.43              1.2011       0.1189      (10.51)
-----------------------------------------------------------------------------------------
1995                     9.43      10.57              0.7468       0.2049       22.23
-----------------------------------------------------------------------------------------
1996                    10.57      10.79              1.0303       0.1632       13.81
-----------------------------------------------------------------------------------------
1997                    10.79      11.61              1.5503       0.1213       23.63
-----------------------------------------------------------------------------------------
1998                    11.61      12.26              1.2252       0.1331       18.02
-----------------------------------------------------------------------------------------
1999                    12.26      11.32              0.9723       0.1349        1.66
-----------------------------------------------------------------------------------------
2000                    11.32       9.52              1.3921       0.1326       (2.53)
-----------------------------------------------------------------------------------------
01/01/01 - 02/28/01      9.52       9.15                 -            -         (3.89)
-----------------------------------------------------------------------------------------
                                        Totals:      $9.1946      $3.9486
-----------------------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF 02/28/01:   225.10%
-----------------------------------------------------------------------------------------


PERFORMANCE SUMMARY CLASS C SHARES

                            NET ASSET VALUE          CAPITAL
                      ---------------------------     GAINS      DIVIDENDS     TOTAL
PERIOD COVERED         BEGINNING       ENDING      DISTRIBUTED      PAID      RETURN(1)
----------------------------------------------------------------------------------------
07/02/92 - 12/31/92     $10.86         $11.25            -        $0.1619       5.08%
----------------------------------------------------------------------------------------
1993                     11.25          11.94        $0.7771       0.1728      14.79
----------------------------------------------------------------------------------------
1994                     11.94           9.35         1.2011       0.1313     (10.48)
----------------------------------------------------------------------------------------
1995                      9.35          10.45         0.7468       0.2188      22.15
----------------------------------------------------------------------------------------
1996                     10.45          10.65         1.0303       0.1708      13.86
----------------------------------------------------------------------------------------
1997                     10.65          11.42         1.5503       0.1343      23.61
----------------------------------------------------------------------------------------
1998                     11.42          12.02         1.2252       0.1496      18.04
----------------------------------------------------------------------------------------
1999                     12.02          11.07         0.9723       0.1506       1.76
----------------------------------------------------------------------------------------
2000                     11.07           9.27         1.3921       0.1474      (2.44)
----------------------------------------------------------------------------------------
01/01/01 - 02/28/01       9.27           8.90            -            -        (3.99)
----------------------------------------------------------------------------------------
                                           Totals:   $8.8952      $1.4375
----------------------------------------------------------------------------------------
                                    CUMULATIVE TOTAL RETURN AS OF 02/28/01:   108.85%
----------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the ex dates and do not include sales charges; results for each class would be lower if sales charges were included.


The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER BALANCED FUND

PORTFOLIO OF INVESTMENTS                          FEBRUARY 28, 2001 (UNAUDITED)



 NUMBER OF
   SHARES                                                               VALUE
 ---------                                                        ----------------
COMMON STOCKS - 59.30%
AGRICULTURE, FOOD & BEVERAGE - 2.07%
   6,500           Archer-Daniels-Midland Co. ....................   $     97,825
   4,200           Campbell Soup Co. .............................        125,706
  24,700           Coca-Cola Co. .................................      1,309,841
   4,300           Coca-Cola Enterprises, Inc. ...................         97,610
   5,300           Conagra, Inc. .................................        104,304
   2,800           General Mills, Inc. ...........................        125,580
   3,400           Heinz, H. J. and Co. ..........................        144,772
   1,300           Hershey Foods Corp. ...........................         83,317
   4,000           Kellogg Co. ...................................        106,360
  14,400           PepsiCo, Inc. .................................        663,552
   1,300           Quaker Oats Co. ...............................        126,776
   3,200           Ralston Purina Co. ............................         99,776
   8,400           Sara Lee Corp. ................................        182,196
   6,700           Sysco Corp. ...................................        182,642
   5,700           Unilever N.V. .................................        318,630
   1,100           Wrigley, Wm. Jr. Co. ..........................        102,432
                                                                     ------------
                                                                        3,871,319
                                                                     ------------
AIRLINES - 0.15%
   1,600           AMR Corp. .....................................         53,200
   1,200           Delta Air Lines, Inc. .........................         50,544
   7,550           Southwest Airlines Co. ........................        140,430
     700           US Airways Group, Inc.* .......................         28,910
                                                                     ------------
                                                                          273,084
                                                                     ------------
ALCOHOL - 0.24%
   8,800           Anheuser-Busch Cos., Inc. .....................        384,560
     600           Brown Forman Corp., Class B ...................         38,100
     300           Coors Adolph Co., Class B .....................         20,085
                                                                     ------------
                                                                          442,745
                                                                     ------------
APPAREL & RETAIL - 0.24%
   8,600           Gap, Inc. .....................................        234,264
   4,300           Limited, Inc. .................................         75,895
     600           Liz Claiborne, Inc. ...........................         29,220
   1,400           Nordstrom, Inc. ...............................         25,830
   2,800           TJX Cos., Inc. ................................         85,624
                                                                     ------------
                                                                          450,833
                                                                     ------------
APPAREL & TEXTILES - 0.08%
   2,800           Nike, Inc., Class B ...........................        109,340
   1,200           V. F. Corp. ...................................         43,308
                                                                     ------------
                                                                          152,648
                                                                     ------------
BANKS - 4.92%
   4,000           AmSouth Bancorp. ..............................         69,680
   7,400           Bank of New York Co., Inc. ....................        383,172
  11,700           Bank One Corp. ................................        412,659



 NUMBER OF
   SHARES                                                               VALUE
 ---------                                                        ----------------
BANKS - (CONCLUDED)
  16,300           BankAmerica Corp. .............................   $    814,185
   4,000           BB&T Corp. ....................................        144,520
   2,200           Charter One Financial, Inc. ...................         62,832
  50,300           Citigroup, Inc. ...............................      2,473,754
   1,600           Comerica, Inc. ................................        101,840
   4,600           Fifth Third Bancorp ...........................        247,537
   9,900           First Union Corp. .............................        320,463
   9,100           FleetBoston Financial Corp. ...................        375,375
   2,800           Huntington Bancshares, Inc. ...................         41,825
  19,120           J.P. Morgan Chase & Co. .......................        892,139
   4,400           KeyCorp. ......................................        114,400
   4,900           Mellon Financial Corp. ........................        226,919
   6,200           National City Corp. ...........................        168,640
   2,200           Northern Trust Corp. ..........................        156,475
   1,500           Old Kent Financial Corp. ......................         59,610
   2,300           Regions Financial Corp. .......................         69,000
   1,800           SouthTrust Corp. ..............................         76,163
   1,600           State Street Corp. ............................        160,720
   1,800           Summit Bancorp, Inc. ..........................         75,600
   3,000           Suntrust Banks, Inc. ..........................        197,190
   3,000           Synovus Financial Corp. .......................         83,460
   1,500           Union Planters Corp. ..........................         57,090
  19,214           US Bancorp, Inc. ..............................        445,765
   2,100           Wachovia Corp. ................................        132,594
  17,100           Wells Fargo & Co. .............................        848,844
                                                                     ------------
                                                                        9,212,451
                                                                     ------------
CHEMICALS - 1.19%
   2,300           Air Products & Chemicals, Inc. ................         93,265
     900           Ashland, Inc. .................................         34,929
   1,100           Avery Dennison Corp. ..........................         58,300
   9,055           Dow Chemical Co. ..............................        297,095
  10,500           DuPont (E.I.) de Nemours & Co. ................        458,745
     800           Eastman Chemical Co. ..........................         41,160
   1,300           Ecolab, Inc. ..................................         54,535
   1,400           Engelhard Corp. ...............................         33,502
     300           FMC Corp.* ....................................         23,028
   1,800           Goodyear Tire & Rubber Co. ....................         45,900
     600           Great Lakes Chemical Corp. ....................         19,866
   1,200           Hercules, Inc. ................................         16,896
   3,000           Illinois Tool Works, Inc. .....................        181,650
   1,000           Kerr-McGee Corp. ..............................         64,640
   3,900           Minnesota Mining & Manufacturing Co. ..........        439,725
   1,700           PPG Industries, Inc. ..........................         86,870
   1,600           Praxair, Inc. .................................         71,360
   2,300           Rohm & Haas Co. ...............................         84,525

PAINEWEBBER BALANCED FUND



 NUMBER OF
   SHARES                                                                   VALUE
 ---------                                                            ----------------
COMMON STOCKS - (CONTINUED)
CHEMICALS - (CONCLUDED)
    900            Sealed Air Corp.* ................................   $     35,235
  1,700            Sherwin-Williams Co. .............................         42,670
  1,000            Vulcan Materials Co. .............................         42,330
                                                                        ------------
                                                                           2,226,226
                                                                        ------------
COMPUTER HARDWARE - 2.81%
  3,400            Apple Computer, Inc.* ............................         62,050
  2,000            Cabletron Systems, Inc.* .........................         26,900
72,200             Cisco Systems, Inc.* .............................      1,710,237
17,200             Compaq Computer Corp. ............................        347,440
26,000             Dell Computer Corp.* .............................        568,750
22,000             EMC Corp. ........................................        874,720
 3,400             Gateway, Inc.* ...................................         58,480
19,900             Hewlett-Packard Co. ..............................        574,115
 1,300             Lexmark International Group, Inc.* ...............         67,600
 3,200             Network Appliance, Inc.* .........................         95,200
 5,800             Palm, Inc. .......................................        100,775
 2,500             Pitney Bowes, Inc. ...............................         85,125
32,400             Sun Microsystems, Inc.* ..........................        643,950
 7,100             Xerox Corp. ......................................         42,884
                                                                        ------------
                                                                           5,258,226
                                                                        ------------
COMPUTER SOFTWARE - 3.88%
 2,500             Adobe Systems, Inc. ..............................         72,656
 2,500             BMC Software, Inc.* ..............................         75,313
 1,900             Citrix Systems, Inc.* ............................         49,400
 5,900             Computer Associates International, Inc. ..........        184,021
 3,900             Compuware Corp.* .................................         40,219
17,600             IBM Corp. ........................................      1,758,240
 2,100             Intuit, Inc. .....................................         86,362
   800             Mercury Interactive Corp.(1)* ....................         50,350
53,500             Microsoft Corp.* .................................      3,156,798
 1,000             NCR Corp.* .......................................         44,000
 3,600             Novell, Inc.* ....................................         21,375
56,200             Oracle Systems Corp.* ............................      1,067,800
 2,900             Parametric Technology Corp.* .....................         38,606
 2,900             Peoplesoft, Inc.* ................................         93,525
 1,300             Sabre Holdings Corp.* ............................         56,056
 4,300             Siebel Systems, Inc.* ............................        164,475
 3,300             Unisys Corp.* ....................................         54,054
 3,900             VERITAS Software Co.* ............................        253,256
                                                                        ------------
                                                                           7,266,506
                                                                        ------------
CONSTRUCTION - 0.04%
   700             Centex Corp. .....................................         28,812
   900             Fluor Corp. ......................................         34,308
   500             Pulte Corp. ......................................         17,175
                                                                        ------------
                                                                              80,295
                                                                        ------------


 NUMBER OF
   SHARES                                                                  VALUE
 ---------                                                           ----------------
CONSUMER DURABLES - 0.15%
   900             Black & Decker Corp. .............................   $     37,359
 1,000             Grainger, W.W., Inc. .............................         35,010
 2,200             Leggett & Platt, Inc. ............................         42,548
 4,600             Masco Corp. ......................................        107,502
   900             Maytag Corp. .....................................         30,150
   700             Whirlpool Corp. ..................................         37,009
                                                                        ------------
                                                                             289,578
                                                                        ------------
DEFENSE & AEROSPACE - 0.80%
 8,900             Boeing Co. .......................................        553,580
 2,000             General Dynamics Corp. ...........................        136,360
 1,100             Goodrich, B.F. Co. ...............................         44,484
 8,000             Honeywell International ..........................        373,680
 4,400             Lockheed Martin Corp. ............................        164,824
   700             Northrop Grumman Corp. ...........................         65,765
 3,500             Raytheon Co., Class B ............................        116,235
 1,300             TRW, Inc. ........................................         50,752
                                                                        ------------
                                                                           1,505,680
                                                                        ------------
DIVERSIFIED RETAIL - 1.86%
 4,600             Costco Wholesale Corp.* ..........................        192,050
 2,100             Federated Department Stores, Inc.* ...............        101,535
 3,000             J.C. Penney Co., Inc. ............................         48,540
 5,500             K Mart Corp.* ....................................         51,425
 3,400             Kohls Corp.* .....................................        224,094
 3,100             May Department Stores Co. ........................        122,729
 3,400             Sears Roebuck & Co. ..............................        139,570
 9,100             Target Corp. .....................................        354,900
44,800             Wal-Mart Stores, Inc. ............................      2,244,032
                                                                        ------------
                                                                           3,478,875
                                                                        ------------
DRUGS & MEDICINE - 5.69%
 1,400             Allergan, Inc. ...................................        121,730
13,100             American Home Products Corp. .....................        809,187
10,400             Amgen, Inc.* .....................................        749,450
 1,500             Biogen, Inc.* ....................................        107,344
19,600             Bristol-Myers Squibb Co. .........................      1,242,836
 2,900             Cardinal Health, Inc. ............................        294,350
 1,800             Forest Laboratories, Inc.* .......................        125,154
 1,700             King Pharmaceuticals, Inc. .......................         78,030
11,300             Lilly, Eli & Co. .................................        897,898
 2,900             McKesson HBOC, Inc. ..............................         84,332
 2,200             Medimmune, Inc. ..................................         96,112
23,100             Merck & Co., Inc. ................................      1,852,620
63,200             Pfizer, Inc. .....................................      2,844,000
12,900             Pharmacia Corp. ..................................        666,930
14,700             Schering-Plough Corp. ............................        591,675

PAINEWEBBER BALANCED FUND




 NUMBER OF
   SHARES                                                                  VALUE
 ---------                                                           ----------------
COMMON STOCKS - (CONTINUED)
DRUGS & MEDICINE - (CONCLUDED)
    800            Sigma-Aldrich Corp. ............................   $     34,800
  1,100            Watson Pharmaceuticals, Inc.* ..................         61,050
                                                                      ------------
                                                                        10,657,498
                                                                      ------------
ELECTRIC UTILITIES - 1.42%
  4,700            AES Corp.* .....................................        253,659
  1,100            Allegheny Energy Inc. ..........................         52,195
  1,300            Ameren Corp. ...................................         54,821
  3,100            American Electric Power, Inc. ..................        147,374
  2,900            Calpine Corp. ..................................        129,021
  1,500            Cinergy Corp. ..................................         48,945
  1,300            CMS Energy Corp. ...............................         38,415
  2,000            Consolidated Edison, Inc. ......................         73,740
  1,500            Constellation Energy Group, Inc. ...............         64,050
  2,400            Dominion Resources, Inc. .......................        157,344
  1,400            DTE Energy Co. .................................         50,834
  7,500            Duke Energy Corp. ..............................        305,625
  3,400            Edison International, Inc. .....................         50,660
  2,300            Entergy Corp. ..................................         89,309
  2,300            FirstEnergy Corp. ..............................         64,791
  1,700            FPL Group, Inc. ................................        110,585
  1,300            GPU Inc. .......................................         40,287
  1,800            Niagara Mohawk Holdings, Inc.* .................         30,924
  2,100            NiSource Inc. ..................................         60,123
    550            NiSource Inc., SAILS ...........................          1,375
  4,000            PG&E Corp. .....................................         55,840
    800            Pinnacle West Capital Corp. ....................         37,160
  1,500            PPL Corp. ......................................         68,535
  2,100            Public Service Enterprise Group, Inc. ..........         94,101
  3,000            Reliant Energy, Inc. ...........................        126,030
  2,100            Sempra Energy ..................................         46,935
  6,600            Southern Co. ...................................        204,270
  2,600            TXU Corp. ......................................        107,224
  3,300            Xcel Energy, Inc. ..............................         93,060
                                                                      ------------
                                                                         2,657,232
                                                                      ------------
ELECTRICAL EQUIPMENT - 1.83%
  8,000            ADC Telecommunications, Inc.* ..................         89,000
  4,600            Agilent Technologies, Inc.* ....................        165,600
    900            Andrew Corp.* ..................................         13,500
  1,700            Comverse Technology, Inc.* .....................        127,394
  9,300            Corning, Inc. ..................................        252,030
  1,500            Danaher Corp. ..................................         95,160
  2,100            Dover Corp. ....................................         80,556
    800            Eaton Corp. ....................................         56,920
  2,000            Jabil Circuit Inc.* ............................         44,960
    900            Johnson Controls, Inc. .........................         59,832



 NUMBER OF
   SHARES                                                                  VALUE
 ---------                                                           ----------------
ELECTRICAL EQUIPMENT - (CONCLUDED)
  1,900            KLA-Tencor Corp. * .............................   $     67,925
33,900             Lucent Technologies, Inc. ......................        392,901
   500             Millipore Corp. ................................         26,250
22,200             Motorola, Inc. .................................        336,774
31,200             Nortel Networks Corp. ..........................        576,888
   800             Power One Inc. .................................         14,200
 7,500             Qualcomm, Inc.* ................................        411,094
 3,100             Sanmina Corp.* .................................         92,419
 1,700             Scientific-Atlanta, Inc. .......................         79,730
 6,500             Solectron Corp.* ...............................        177,125
 1,500             Symbol Technologies Inc. .......................         69,525
 1,000             Tektronix, Inc. ................................         24,690
 4,200             Tellabs, Inc.* .................................        182,962
                                                                      ------------
                                                                         3,437,435
                                                                      ------------
ELECTRICAL POWER - 0.37%
 1,000             Cooper Industries, Inc. ........................         43,000
 4,300             Emerson Electric Co. ...........................        287,670
 3,100             Exelon Corp. ...................................        202,647
 2,000             Molex, Inc. ....................................         72,625
 1,900             Rockwell International Corp. ...................         87,324
                                                                      ------------
                                                                           693,266
                                                                      ------------


ENERGY RESERVES & PRODUCTION - 3.00%
 2,600             Anadarko Petroleum Corp. .......................        162,500
 1,300             Apache Corp. ...................................         76,310
 2,300             Burlington Resources, Inc. .....................        103,362
 6,600             Chevron Corp. ..................................        565,356
 1,300             Devon Energy Corp. .............................         74,100
 1,200             EOG Resources, Inc. ............................         52,320
34,900             Exxon Mobil Corp. ..............................      2,828,645
   200             Massey Energy Corp. ............................          3,928
 4,000             Occidental Petroleum Corp. .....................         95,960
 2,700             Phillips Petroleum Co. .........................        143,937
 1,100             Progress Energy, Inc. ..........................         86,520
21,700             Royal Dutch Petroleum Co., ADR .................      1,265,761
 1,600             Tosco Corp. ....................................         64,080
 2,600             Unocal Corp. ...................................         91,676
                                                                      ------------
                                                                         5,614,455
                                                                      ------------
ENTERTAINMENT - 0.52%
 6,100             Carnival Corp. .................................        203,374
15,400             Viacom, Inc., Class B* .........................        765,380
                                                                      ------------
                                                                           968,754
                                                                      ------------
ENVIRONMENTAL SERVICES - 0.10%
 2,100             Allied Waste Industries, Inc.* .................         33,915
 6,300             Waste Management, Inc. .........................        159,831
                                                                      ------------
                                                                           193,746
                                                                      ------------

PAINEWEBBER BALANCED FUND



 NUMBER OF
   SHARES                                                                  VALUE
 ---------                                                           ----------------
COMMON STOCKS - (CONTINUED)
FINANCIAL SERVICES - 4.41%
  13,300           American Express Co. ...........................   $    583,604
   2,600           AON Corp. ......................................         89,102
   2,000           Capital One Financial Corp. ....................        110,500
   7,600           Cendant Corp.* .................................         99,408
   2,800           CIT Group, Inc. ................................         64,680
   1,200           Countrywide Credit Industries, Inc. ............         53,076
   7,000           Federal Home Loan Mortgage Corp. ...............        460,950
  10,100           Federal National Mortgage Association ..........        804,970
  99,200           General Electric Co. ...........................      4,612,800
   1,000           H&R Block, Inc. ................................         49,300
   4,700           Household International, Inc. ..................        272,224
   2,800           Marsh & McLennan Cos., Inc. ....................        299,600
   8,600           MBNA Corp. .....................................        282,768
   2,900           PNC Bank Corp. .................................        201,550
   2,900           Providian Financial Corp. ......................        145,029
   1,700           USA Education, Inc. ............................        123,301
                                                                      ------------
                                                                         8,252,862
                                                                      ------------
FOOD RETAIL - 0.33%
   4,200           Albertson's, Inc. ..............................        122,010
   8,200           Kroger Co.* ....................................        198,768
   5,000           Safeway, Inc.* .................................        271,550
   1,400           Winn Dixie Stores, Inc. ........................         35,756
                                                                      ------------
                                                                           628,084
                                                                      ------------
FOREST PRODUCTS, PAPER - 0.50%
     700           Boise Cascade Corp. ............................         22,456
   2,400           Georgia-Pacific Corp. ..........................         72,024
   4,900           International Paper Co. ........................        184,534
   5,300           Kimberly Clark Corp. ...........................        378,950
   1,100           Mead Corp. .....................................         30,129
   1,800           Pactiv Corp.* ..................................         24,210
     600           Temple-Inland, Inc. ............................         28,554
   1,200           Westvaco Corp. .................................         31,452
   2,300           Weyerhaeuser Co. ...............................        123,602
   1,100           Willamette Industries, Inc. ....................         51,128
                                                                      ------------
                                                                           947,039
                                                                      ------------
FREIGHT, AIR, SEA & LAND - 0.06%
   3,000           FedEx Corp.* ...................................        122,790
                                                                      ------------
GAS UTILITY - 0.23%
   5,106           El Paso Energy Corp. ...........................        358,952
   1,400           KeySpan Corp. ..................................         54,530
     500           NICOR, Inc. ....................................         18,500
                                                                      ------------
                                                                           431,982
                                                                      ------------


 NUMBER OF
   SHARES                                                                  VALUE
 ---------                                                           ----------------
HEAVY MACHINERY - 0.07%
   2,100           American Power Conversion Corp.* ...............   $     25,594
   2,400           Deere & Co. ....................................         97,680
                                                                      ------------
                                                                           123,274
                                                                      ------------
HOTELS - 0.14%
   1,300           Harrah's Entertainment, Inc.* ..................         40,326
   4,000           Hilton Hotels Corp. ............................         42,840
   2,400           Marriott International, Inc., Class A ..........        102,432
   2,000           Starwood Hotels & Resorts Worldwide,
                     Inc., Class B ................................         69,800
                                                                      ------------
                                                                           255,398
                                                                      ------------
HOUSEHOLD PRODUCTS - 1.06%
     600           Alberto-Culver Co., Class B ....................         24,036
   2,500           Avon Products, Inc. ............................        106,150
   2,400           Clorox Co. .....................................         86,304
   5,800           Colgate-Palmolive Co. ..........................        342,490
   1,600           Fortune Brands, Inc. ...........................         54,048
  10,600           Gillette Co. ...................................        344,606
   1,100           International Flavors and Fragrances ...........         22,231
   2,800           Newell Rubbermaid, Inc. ........................         73,668
  13,100           Procter & Gamble Co. ...........................        923,550
                                                                      ------------
                                                                         1,977,083
                                                                      ------------
INDUSTRIAL PARTS - 0.47%
   3,500           Caterpillar, Inc. ..............................        145,600
   1,800           Genuine Parts Co. ..............................         48,528
   1,700           Ingersoll Rand Co. .............................         73,695
   1,000           ITT Industries, Inc. ...........................         40,550
   1,400           Pall Corp. .....................................         32,018
   1,200           Parker-Hannifin Corp. ..........................         51,636
     700           Snap-On, Inc. ..................................         19,810
     900           Stanley Works ..................................         31,320
   1,500           Textron, Inc. ..................................         79,470
   4,700           United Technologies Corp. ......................        366,177
                                                                      ------------
                                                                           888,804
                                                                      ------------
INDUSTRIAL SERVICES & SUPPLIES - 0.54%
   1,900           Robert Half International Inc.* ................         45,714
  17,500           Tyco International, Ltd. .......................        956,375
                                                                      ------------
                                                                         1,002,089
                                                                      ------------
INFORMATION & COMPUTER SERVICES - 0.95%
   6,300           Automatic Data Processing, Inc. ................        371,700
   2,900           Avaya Inc. .....................................         40,600
   1,600           Ceridian Corp.* ................................         32,368
   1,700           Computer Sciences Corp.* .......................        101,507
   1,600           Convergys Corp.* ...............................         67,776

PAINEWEBBER BALANCED FUND



 NUMBER OF
   SHARES                                                             VALUE
 ---------                                                      ----------------
COMMON STOCKS - (CONTINUED)
INFORMATION & COMPUTER SERVICES - (CONCLUDED)
    4,700          Electronic Data Systems Corp. .............   $    300,001
    1,500          Equifax, Inc. .............................         45,465
    4,000          First Data Corp. ..........................        247,040
    3,000          IMS Health, Inc. ..........................         80,700
    3,100          Interpublic Group of Cos., Inc. ...........        116,560
    1,700          Moody's Corp. .............................         45,832
    1,800          Omnicom Group, Inc. .......................        163,242
    3,800          Paychex, Inc. .............................        151,762
    1,300          Quintiles Transnational Corp.* ............         23,400
                                                                 ------------
                                                                    1,787,953
                                                                 ------------
INTERNET - 0.08%
    2,800          Broadvision, Inc. .........................         20,300
    5,600          Yahoo! Inc.* ..............................        133,350
                                                                 ------------
                                                                      153,650
                                                                 ------------
LEISURE - 0.20%
    1,100          Brunswick Corp. ...........................         23,419
    3,000          Eastman Kodak Co. .........................        135,000
    3,100          Harley Davidson, Inc. .....................        134,385
    4,400          Mattel, Inc. ..............................         74,624
                                                                 ------------
                                                                      367,428
                                                                 ------------
LIFE INSURANCE - 0.43%
    1,500          Aetna Life & Caualty Co. ..................         55,845
    2,600          AFLAC, Inc. ...............................        156,416
    2,500          American General Corp. ....................        190,600
    1,500          CIGNA Corp. ...............................        164,505
    3,500          Conseco, Inc. .............................         49,070
    1,900          Lincoln National Corp. ....................         83,353
    1,200          Torchmark, Inc. ...........................         41,736
    2,400          UnumProvident Corp. .......................         62,808
                                                                 ------------
                                                                      804,333
                                                                 ------------
LONG DISTANCE PHONE COMPANIES - 3.39%
  37,900           AT&T Corp. ................................        871,700
  18,700           BellSouth Corp. ...........................        784,652
   1,500           CenturyTel, Inc. ..........................         43,230
   9,100           Global Crossing Ltd.* .....................        147,693
  16,700           Qwest Communications International Inc.            617,399
  33,900           SBC Communications, Inc. ..................      1,617,030
   9,000           Sprint Corp.(FON Group) ...................        201,240
   9,500           Sprint Corp.(PCS Group)* ..................        239,210
  27,100           Verizon Communications ....................      1,341,450
  29,100           WorldCom Inc. .............................        483,787
                                                                 ------------
                                                                    6,347,391
                                                                 ------------


 NUMBER OF
   SHARES                                                            VALUE
 ---------                                                      ----------------
MANUFACTURING - HIGH TECHNOLOGY - 0.14%
   2,200           Applera Corp.-Applied Biosys ..............   $    152,020
   1,800           Teradyne, Inc.* ...........................         56,214
   1,900           Thermo Electron Corp.* ....................         53,010
                                                                 ------------
                                                                      261,244
                                                                 ------------
MEDIA - 1.88%
  43,450           AOL Time Warner Inc.* .....................      1,913,104
   6,000           Clear Channel Communications* .............        342,900
   9,300           Comcast Corp., Class A* ...................        402,806
  21,200           Disney, Walt Co. ..........................        656,140
   3,100           Tribune Co. ...............................        125,860
   2,200           Univision Communications Inc.* ............         72,600
                                                                 ------------
                                                                    3,513,410
                                                                 ------------
MEDICAL PRODUCTS - 2.03%
  15,500           Abbott Laboratories .......................        759,345
   2,500           Alza Corp.* ...............................         98,875
     500           Bard, C.R., Inc. ..........................         22,185
     600           Bausch & Lomb, Inc. .......................         32,232
   2,900           Baxter International, Inc. ................        267,061
   2,600           Becton Dickinson & Co. ....................         93,548
   1,800           Biomet, Inc. ..............................         69,862
   4,200           Boston Scientific Corp.* ..................         69,258
   2,000           Chiron Corp.* .............................         93,625
   3,100           Guidant Corp.* ............................        158,007
  13,900           Johnson & Johnson .........................      1,352,887
  12,000           Medtronic, Inc. ...........................        614,160
     900           St. Jude Medical, Inc.* ...................         50,508
   2,000           Stryker Corp. .............................        112,300
                                                                 ------------
                                                                    3,793,853
                                                                 ------------
MEDICAL PROVIDERS - 0.38%
   5,600           Columbia/HCA Healthcare Corp ..............        221,760
   4,000           HEALTHSOUTH Corp.* ........................         63,680
   1,900           Humana Inc.* ..............................         25,650
   3,200           Tenet Healthcare Corp.* ...................        147,616
   3,200           UnitedHealth Group, Inc. ..................        189,536
     600           Wellpoint Health Networks, Inc.* ..........         59,310
                                                                 ------------
                                                                      707,552
                                                                 ------------
MINING & METALS - 0.31%
   3,400           Alcan Aluminum, Ltd. ......................        125,426
   8,800           Alcoa, Inc. ...............................        314,688
   2,100           Inco Ltd.* ................................         37,569
     900           Nucor Corp. ...............................         39,780
     900           Phelps Dodge Corp. ........................         41,400
   1,300           USX-U.S. Steel Group, Inc. ................         19,812
                                                                 ------------
                                                                      578,675
                                                                 ------------

PAINEWEBBER BALANCED FUND



 NUMBER OF
   SHARES                                                                  VALUE
 ---------                                                           ----------------
COMMON STOCKS - (CONTINUED)
MOTOR VEHICLES - 0.53%
   1,800           DANA Corp. .......................................   $     30,474
   6,000           Delphi Automotive Systems Corp. ..................         84,180
  18,900           Ford Motor Co. ...................................        525,609
   5,800           General Motors Corp. .............................        309,256
     800           PACCAR, Inc. .....................................         37,100
                                                                        ------------
                                                                             986,619
                                                                        ------------
OIL REFINING - 0.86%
   6,500           Conoco, Inc. .....................................        187,200
   3,300           Dynegy Inc. ......................................        155,100
   7,600           Enron Corp. ......................................        520,600
   1,200           Kinder Morgan Inc. ...............................         66,480
   1,000           Sunoco, Inc. .....................................         33,240
   5,700           Texaco, Inc. .....................................        365,370
   3,300           USX-Marathon Group ...............................         91,146
   4,600           Williams Cos., Inc. ..............................        191,820
                                                                        ------------
                                                                           1,610,956
                                                                        ------------
OIL SERVICES - 0.52%
   1,000           Amerada Hess Corp. ...............................         72,000
   3,400           Baker Hughes, Inc. ...............................        133,280
   4,600           Halliburton Co. ..................................        183,172
   1,500           Nabors Industries Inc.* ..........................         85,050
   1,000           Rowan Cos., Inc.* ................................         28,550
   5,900           Schlumberger Ltd. ................................        376,125
   2,200           Transocean Sedco Forex, Inc. .....................        105,886
                                                                        ------------
                                                                             984,063
                                                                        ------------
OTHER INSURANCE - 1.79%
   7,300           Allstate Corp. ...................................        290,978
   1,100           AMBAC Financial Group Inc. .......................         62,040
  23,200           American International Group, Inc. ...............      1,897,760
   1,700           Chubb Corp. ......................................        121,975
   1,700           Cincinnati Financial Corp. .......................         62,581
   2,300           Hartford Financial Services Group, Inc. ..........        146,855
   1,000           Jefferson-Pilot Corp. ............................         67,510
   1,000           Loews Corp. ......................................        108,670
   1,000           MBIA, Inc. .......................................         75,980
   7,600           MetLife Inc. .....................................        234,460
   1,100           MGIC Investment Corp. ............................         63,745
     800           Progressive Corp. ................................         79,200
   1,400           SAFECO Corp. .....................................         30,450
   2,200           St. Paul Cos. Inc. ...............................        101,838
                                                                        ------------
                                                                           3,344,042
                                                                        ------------
PRECIOUS METALS - 0.08%
   4,700           Barrick Gold Corp. ...............................         76,140
   2,100           Newmont Mining Corp. .............................         35,385
   4,100           Placer Dome, Inc. ................................         38,417
                                                                        ------------
                                                                             149,942
                                                                        ------------


 NUMBER OF
   SHARES                                                                  VALUE
 ---------                                                           ----------------
PUBLISHING - 0.31%
     900           Deluxe Corp. .....................................   $     21,915
   1,400           Donnelley, R.R. & Sons Co. .......................         41,510
     900           Dow Jones & Co., Inc. ............................         55,440
   2,700           Gannett, Inc. ....................................        178,578
     800           Harcourt General, Inc. ...........................         44,832
     800           Knight Ridder, Inc. ..............................         47,800
   2,000           McGraw-Hill Cos., Inc. ...........................        117,920
   1,700           New York Times Co., Class A ......................         75,140
                                                                        ------------
                                                                             583,135
                                                                        ------------
RAILROADS - 0.22%
   4,000           Burlington Northern Santa Fe, Inc. ...............        120,040
   2,300           CSX Corp. ........................................         76,912
   4,100           Norfolk Southern Corp. ...........................         74,169
   2,500           Union Pacific Corp. ..............................        137,350
                                                                        ------------
                                                                             408,471
                                                                        ------------


RESTAURANTS - 0.31%
   1,200           Darden Restaurants, Inc. .........................         26,076
  13,100           McDonalds Corp. ..................................        385,140
   1,900           Starbucks Corp.* .................................         90,488
   1,500           Tricon Global Restaurants, Inc.* .................         57,750
   1,200           Wendy's International, Inc. ......................         29,700
                                                                        ------------
                                                                             589,154
                                                                        ------------
SECURITIES & ASSET MANAGEMENT - 1.04%
   1,100           Bear Stearns & Co., Inc. .........................         57,398
  14,000           Charles Schwab Corp. .............................        292,600
   2,500           Franklin Resources, Inc. .........................        104,350
   2,400           Lehman Brothers Holdings, Inc. ...................        164,760
   8,100           Merrill Lynch & Co., Inc. ........................        485,190
  11,200           Morgan Stanley Dean Witter & Co. .................        729,456
   2,300           Stilwell Financial, Inc. .........................         73,370
   1,300           T. Rowe Price & Associates, Inc. .................         46,394
                                                                        ------------
                                                                           1,953,518
                                                                        ------------
SEMICONDUCTOR - 2.38%
   3,300           Advanced Micro Devices, Inc.* ....................         70,950
   4,100           Altera Corp.* ....................................         94,813
   3,600           Analog Devices, Inc.* ............................        134,280
   8,200           Applied Materials, Inc.* .........................        346,450
   3,000           Applied Micro Circuits Corp.* ....................         80,250
   2,400           Broadcom Corp., Class A ..........................        118,200
   2,400           Conexant Systems, Inc.* ..........................         29,400
  67,500           Intel Corp. ......................................      1,927,969
   9,900           JDS Uniphase Corp.* ..............................        264,825
   3,200           Linear Technology Corp. ..........................        126,800
   3,300           LSI Logic Corp.* .................................         53,163
   2,900           Maxim Integrated Productions, Inc.* ..............        133,762

PAINEWEBBER BALANCED FUND



 NUMBER OF
   SHARES                                                 VALUE
 ---------                                          ----------------
COMMON STOCKS - (CONCLUDED)
SEMICONDUCTOR - (CONCLUDED)
    5,800   Micron Technology, Inc.* ...............  $    198,476
    1,900   National Semiconductor Corp.* ..........        38,798
    1,400   Novellus Systems, Inc.* ................        54,075
      500   Perkinelmer, Inc. ......................        36,610
    1,000   Qlogic Corp ............................        37,375
  17,400    Texas Instruments, Inc. ................       514,170
   1,900    Vitesse Semiconductor Corp.* ...........        74,931
   3,400    Xilinx, Inc.* ..........................       132,175
                                                      ------------
                                                         4,467,472
                                                      ------------
SPECIALTY RETAIL - 1.31%
   1,200    Autozone, Inc.* ........................        30,312
   2,900    Bed, Bath & Beyond, Inc.* ..............        71,412
   2,100    Best Buy Co., Inc.* ....................        86,016
   2,200    Circuit City Stores, Inc. ..............        33,374
   3,900    CVS Corp. ..............................       237,900
   3,300    Dollar General Corp. ...................        61,380
  23,200    Home Depot, Inc. .......................       986,000
   3,800    Lowe's Cos., Inc. ......................       212,344
   3,200    Office Depot, Inc.* ....................        29,440
   1,900    Radioshack Corp. .......................        81,320
   4,700    Staples, Inc.* .........................        69,913


 NUMBER OF
   SHARES                                                 VALUE
 ---------                                          ----------------
SPECIALTY RETAIL - (CONCLUDED)
   1,500    Tiffany & Co. ..........................  $     46,665
   2,100    Toys R Us, Inc.* .......................        51,660
  10,100    Walgreen Co. ...........................       447,632
                                                      ------------
                                                         2,445,368
                                                      ------------
THRIFT - 0.20%
   1,600    Golden West Financial Corp. ............        87,760
   5,600    Washington Mutual, Inc. ................       287,672
                                                      ------------
                                                           375,432
                                                      ------------
TOBACCO - 0.60%
  22,300    Philip Morris Cos., Inc. ...............     1,074,414
   1,700    UST, Inc. ..............................        49,028
                                                      ------------
                                                         1,123,442
                                                      ------------
WIRELESS TELECOMMUNICATIONS - 0.19%
   3,100    Alltel Corp. ...........................       166,470
   7,800    Nextel Communications, Inc.* ...........       187,688
                                                      ------------
                                                           354,158
                                                      ------------
Total Common Stocks (cost - $119,474,393)...........   111,051,518
                                                      ------------


  PRINCIPAL
   AMOUNT                                                  MATURITY      INTEREST
    (000)                                                    DATES         RATES
  ---------                                              ------------  ------------
CORPORATE BONDS - 13.73%
AIRLINES - 0.28%
 $     600     Delta Air Lines, Inc. ..................   12/15/29      8.300%            523,604
                                                                                      -----------
BANKS - 1.15%
     1,000     Associates Corp. of N.A. ...............   11/01/03      5.750           1,003,903
       500     BankAmerica Corp. ......................   09/15/06      7.125             521,019
       600     J.P. Morgan Chase & Co., Inc. ..........   06/15/09      7.125             624,814
                                                                                      -----------
                                                                                        2,149,736
                                                                                      -----------
COMPUTER SOFTWARE - 0.41%
       800     IBM Corp. ..............................   02/01/09      5.375             762,112
                                                                                      -----------



DEFENSE & AEROSPACE - 0.22%
       400     Honeywell International ................   10/03/05      6.875             420,889
                                                                                      -----------
DIVERSIFIED RETAIL - 0.57%
     1,000     Wal-Mart Stores, Inc. ..................   08/10/09      6.875           1,063,803
                                                                                      -----------
ENTERTAINMENT - 0.35%
       600     Viacom Inc. ............................   07/30/10      7.700             652,839
                                                                                      -----------

PAINEWEBBER BALANCED FUND


  PRINCIPAL
   AMOUNT                                                           MATURITY                INTEREST
    (000)                                                             DATES                   RATES           VALUE
-------------                                                   ----------------          -------------    ------------
CORPORATE BONDS - (CONTINUED)
FINANCIAL SERVICES - 1.59%
 $    1,000    Ford Motor Credit Co. .......................         03/15/05              7.500%           $  1,033,990
        800    General Motors Acceptance Corp. .............         07/15/05              7.500                 829,275
      1,050    Heller Financial Inc. .......................         06/15/05              8.000               1,117,096
                                                                                                            ------------
                                                                                                               2,980,361
                                                                                                            ------------
FOREST PRODUCTS, PAPER - 0.73%
        300    Abitibi Consolidated Inc. ...................         08/01/05              8.300                 313,994
      1,000    International Paper Co. .....................         07/08/05              8.125               1,063,474
                                                                                                            ------------
                                                                                                               1,377,468
                                                                                                            ------------
LONG DISTANCE PHONE COMPANIES - 1.53%
        575    Sprint Capital Corp. ........................         05/01/19              6.900                 498,841
        640    Verizon Global Funding Corp. ................         12/01/10              7.250                 669,965
        900    US West Capital Funding Inc. ................         07/15/08              6.375                 863,825
        900    Worldcom Inc. ...............................   05/15/06 to 08/15/08    8.000 to 6.950            825,614
                                                                                                            ------------
                                                                                                               2,858,245
                                                                                                            ------------
MEDIA - 0.63%
        680    AOL Time Warner Inc. ........................         06/15/05              7.750                 721,751
        500    News America Holdings Inc. ..................         10/17/96              8.250                 460,564
                                                                                                            ------------
                                                                                                               1,182,315
                                                                                                            ------------
MOTOR VEHICLES - 0.52%
      1,000    Daimler Chrysler North Holding Co. ..........         09/01/09              7.200                 969,142
                                                                                                            ------------
OIL REFINING - 0.54%
      1,000    Conoco Inc ..................................         04/15/04              5.900               1,010,004
                                                                                                            ------------
OIL SERVICES - 0.35%
        600    Amerada Hess Corp. ..........................         10/01/29              7.875                 649,858
                                                                                                            ------------
OTHER INSURANCE - 0.28%
        500    American Re Corp. ...........................         12/15/26              7.450                 519,942
                                                                                                            ------------
RAILROADS - 0.54%
      1,000    Union Pacific Corp. .........................         02/01/08              6.625               1,009,071
                                                                                                            ------------
REAL ESTATE - 0.21%
        375    EOP Operating LP ............................         03/15/06              8.375                 402,793
                                                                                                            ------------
SECURITIES & ASSET MANAGEMENT - 1.13%
      1,000    Lehman Brothers Holdings, Inc. ..............         04/01/04              6.625               1,017,072
      1,030    Morgan Stanley Dean Witter & Co. ............         06/15/05              7.750               1,104,390
                                                                                                            ------------
                                                                                                               2,121,462
                                                                                                            ------------
YANKEE - 2.70%
        600    Abbey National Capital ......................         10/26/29              7.950                 671,693
        500    Imperial Tobacco Overseas BV ................         04/01/09              7.125                 489,385
      1,000    Ontario Province ............................         08/04/05              7.000               1,059,338

PAINEWEBBER BALANCED FUND



  PRINCIPAL
    AMOUNT                                                                  MATURITY             INTEREST
    (000)                                                                     DATES                RATES              VALUE
--------------                                                         ------------------     --------------     --------------
CORPORATE BONDS - (CONCLUDED)
YANKEE - (CONCLUDED)
$    300       Quebec Province .....................................         07/15/23             7.500%          $    328,353
   1,000       Sony Corp. ..........................................         03/04/03             6.125              1,016,797
     700       Telefonica Europe ...................................         09/15/10             7.750                734,475
     700       Vodafone Group, PLC .................................         02/15/10             7.750                749,284
                                                                                                                  ------------
                                                                                                                     5,049,325
                                                                                                                  ------------
Total Corporate Bonds (cost - $24,980,528)..........................                                                25,702,969
                                                                                                                  ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.70%
   2,000       Federal Home Loan Bank ..............................         09/15/03             5.125              2,008,346
      45       Federal Home Loan Mortgage Corp. ....................         03/18/08             6.220                 45,489
   9,250       Federal National Mortgage Association ...............   08/15/02 to 01/15/30   5.250 to 7.125         9,421,372
   1,570       International Bank For Reconstruction & Development(1)        03/17/03             5.625              1,593,387
  10,866       U.S. Treasury Bonds(1) ..............................   08/15/13 to 08/15/29   5.250 to 12.000       14,448,236
  12,698       U.S. Treasury Notes(1) ..............................   02/28/02 to 05/15/08   5.625 to 7.000        13,109,340
                                                                                                                  ------------
Total U.S. Government and Agency Obligations (cost - $39,094,341)                                                   40,626,170
                                                                                                                  ------------
REPURCHASE AGREEMENT - 2.45%
   4,586       Repurchase Agreement dated 02/28/01 with Dresdner Bank
               collateralized by $3,454,000 U.S. Treasury Bonds,
               8.500% due 02/15/20 (value - $4,678,300);
               proceeds $4,586,684 (cost - $4,586,000) .............         03/01/01             5.370              4,586,000
                                                                                                                  ------------
Total Investments (cost - $188,135,262) - 97.18% ...................                                               181,966,657
Other assets in excess of liabilities - 2.82% ......................                                                 5,289,818
                                                                                                                  ------------
Net Assets - 100.00% ...............................................                                              $187,256,475
                                                                                                                  ============

------------
*     Non-Income producing security

ADR   American Depositary Receipt

(1)   Security, or a portion thereof, was on loan at February 28, 2001.



FUTURES CONTRACTS


 NUMBER OF                                                                    IN        EXPIRATION    UNREALIZED
 CONTRACTS                                                               EXCHANGE FOR      DATES     DEPRECIATION
-----------                                                             -------------- ------------ -------------
 329        Contracts to deliver-U.S. 10 Year Treasury Notes ..........   $34,465,320   March 2001    $  388,116
  36        Contracts to receive-S&P 500 Index ........................    12,434,400    June 2001     1,256,400
                                                                                                      ----------
                                                                                                      $1,644,516
                                                                                                      ==========

                See accompanying notes to financial statements

PAINEWEBBER BALANCED FUND


STATEMENT OF ASSETS AND LIABILITIES                FEBRUARY 28, 2001 (UNAUDITED)



ASSETS
Investments in securities, at value (cost - $188,135,262) ................................    $181,966,657
Investments of cash collateral for securities loaned .....................................       5,783,074
Cash .....................................................................................         334,710
Receivable for investments sold ..........................................................       5,175,735
Receivable for fund shares sold ..........................................................           3,591
Dividends and interest receivable ........................................................         893,472
Other assets .............................................................................          94,564
                                                                                              ------------
Total assets .............................................................................     194,251,803
                                                                                              ------------
LIABILITIES
Collateral for securities loaned .........................................................       5,783,074
Payable for fund shares repurchased ......................................................         435,797
Payable for variation margin .............................................................         337,697
Payable to affiliates ....................................................................         170,353
Accrued expenses and other liabilities ...................................................         268,407
                                                                                              ------------
Total liabilities ........................................................................       6,995,328
                                                                                              ------------
NET ASSETS
Capital Stock - $0.001 par value..........................................................     191,807,254
Distributions in excess of net investment income .........................................        (493,833)
Accumulated net realized gains from investments and futures transactions .................       3,756,175
Net unrealized depreciation of investments ...............................................      (7,813,121)
                                                                                              ------------
Net assets ...............................................................................    $187,256,475
                                                                                              ============
CLASS A:
Net assets ...............................................................................    $155,175,086
                                                                                              ------------
Shares outstanding .......................................................................      17,476,434
                                                                                              ------------
Net asset value and redemption value per share ...........................................           $8.88
                                                                                              ============
Maximum offering price per share (net asset value plus sales charge of 4.50% of offering
  price)                                                                                             $9.30
                                                                                                     =====
CLASS B:
Net assets ...............................................................................    $ 15,966,856
                                                                                              ------------
Shares outstanding .......................................................................       1,745,275
                                                                                              ------------
Net asset value and offering price per share .............................................           $9.15
                                                                                                     =====
CLASS C:
Net assets ...............................................................................    $ 15,889,719
                                                                                              ------------
Shares outstanding .......................................................................       1,784,866
                                                                                              ------------
Net asset value and offering price per share .............................................           $8.90
                                                                                                     =====
CLASS Y:
Net assets ...............................................................................    $    224,814
                                                                                              ------------
Shares outstanding .......................................................................          25,322
                                                                                              ------------
Net asset value and offering price per share .............................................           $8.88
                                                                                                     =====


                 See accompanying notes to financial statements
12

PAINEWEBBER BALANCED FUND


STATEMENT OF OPERATIONS



                                                                            FOR THE SIX
                                                                           MONTHS ENDED
                                                                         FEBRUARY 28, 2001
                                                                            (UNAUDITED)
                                                                        ------------------
INVESTMENT INCOME:
Interest ............................................................     $  2,772,801
Dividends ...........................................................          684,074
                                                                          ------------
                                                                             3,456,875
                                                                          ------------
EXPENSES:
Investment advisory and administration ..............................          782,309
Service fees - Class A ..............................................          214,625
Service and distribution fees - Class B .............................           93,287
Service and distribution fees - Class C .............................           89,087
Transfer agency and service .........................................           75,032
Custody and accounting ..............................................           62,585
State registration ..................................................           34,160
Professional fees ...................................................           31,590
Reports and notices to shareholders .................................           22,204
Directors' fees .....................................................            6,750
Other expenses ......................................................            4,375
                                                                          ------------
                                                                             1,416,004
Less: Fee waivers from investment adviser ...........................             (830)
                                                                          ------------
Net expenses ........................................................        1,415,174
                                                                          ------------
NET INVESTMENT INCOME ...............................................        2,041,701
                                                                          ------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains from:
 Investment transactions ............................................       13,822,298
 Futures transactions ...............................................        4,179,994
Net change in unrealized appreciation/depreciation of:
 Investments ........................................................      (35,809,023)
 Futures ............................................................       (2,265,569)
                                                                          ------------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENT ACTIVITIES .........      (20,072,300)
                                                                          ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ................     $(18,030,599)
                                                                          ============


                 See accompanying notes to financial statements
                                                                              13

PAINEWEBBER BALANCED FUND


STATEMENT OF CHANGES IN NET ASSETS


                                                                                               FOR THE SIX
                                                                                               MONTHS ENDED      FOR THE YEAR
                                                                                            FEBRUARY 28, 2001        ENDED
                                                                                               (UNAUDITED)      AUGUST 31, 2000
                                                                                           ------------------- ----------------
FROM OPERATIONS:
Net investment income ....................................................................    $   2,041,701     $   4,287,240
Net realized gains from investments and futures transactions .............................       18,002,292        12,733,492
Net change in unrealized appreciation/depreciation of investments and futures
  transactions ...........................................................................      (38,074,592)        1,164,193
                                                                                              -------------     -------------
Net increase (decrease) in net assets resulting from operations ..........................      (18,030,599)       18,184,925
                                                                                              -------------     -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income - Class A ..........................................................       (2,351,370)       (3,654,201)
Net investment income - Class B ..........................................................         (141,689)         (244,929)
Net investment income - Class C ..........................................................         (158,852)         (211,878)
Net investment income - Class Y ..........................................................           (4,476)          (10,463)
Net realized gains from investment transactions - Class A ................................      (22,207,208)      (15,640,408)
Net realized gains from investment transactions - Class B ................................       (2,296,224)       (2,099,141)
Net realized gains from investment transactions - Class C ................................       (2,284,486)       (1,613,410)
Net realized gains from investment transactions - Class Y ................................          (40,359)          (37,624)
                                                                                              -------------     -------------
Total dividends and distributions to shareholders ........................................      (29,484,664)      (23,512,054)
                                                                                              -------------     -------------
FROM CAPITAL STOCK TRANSACTIONS:
Net proceeds from sale of shares .........................................................        6,456,681        15,220,070
Shares issued in connection with the reorganization involving PaineWebber Utility Income
  Fund ...................................................................................                -        26,705,372
Cost of shares repurchased ...............................................................      (32,369,792)      (70,044,941)
Proceeds from dividends reinvested .......................................................       26,821,240        21,494,472
                                                                                              -------------     -------------
Net increase (decrease) in net assets from capital stock transactions ....................          908,129        (6,625,027)
                                                                                              -------------     -------------
Net decrease in net assets ...............................................................      (46,607,134)      (11,952,156)

NET ASSETS:
Beginning of period ......................................................................      233,863,609       245,815,765
                                                                                              -------------     -------------
End of period (including undistributed net investment income of
 $120,853 at August 31, 2000).............................................................    $ 187,256,475     $ 233,863,609
                                                                                              =============     =============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     PaineWebber Master Series, Inc. ("Master Series") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company which currently offers two series of shares: PaineWebber Balanced Fund (the "Fund") and PaineWebber Money Market Fund. The financial statements for PaineWebber Money Market Fund are not included herein.

     The Fund currently offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges, except that Class A, Class B and Class C each have exclusive voting rights with respect to their service and/or distribution plan.

     The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     Valuation of Investments-The Fund calculates net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Brinson Advisors, the investment adviser and administrator of the Fund. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG (Mitchell Hutchins Asset Management Inc. changed its name to Brinson Advisors, Inc. effective May 1, 2001). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair market value as determined in good faith by or under the direction of the Master Series board of directors (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

     Repurchase Agreements-The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Brinson Advisors.

     Investment Transactions and Investment Income-Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


     Income, expenses (excluding class-specific expenses) and realized/ unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

     Futures Contracts-Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or U.S. Government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

     Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Fund primarily uses financial futures contracts for hedging or to manage the average duration of the Fund's portfolio. However, imperfect correlations between futures contracts and the portfolio securities being hedged, or market disruptions, do not normally permit full control of these risks at all times.

     Option Writing-When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

     Dividends and Distributions-Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.


CONCENTRATION OF RISK

     The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.


REORGANIZATION INVOLVING PAINEWEBBER UTILITY INCOME FUND

     Effective as of the close of business on June 23, 2000 (the "Reorganization Date"), the Fund acquired all of the assets and assumed all of the liabilities of PaineWebber Utility Income Fund ("Utility Income Fund"). The acquisition was accomplished by a tax-free exchange of 1,576,546; 364,749; 526,713; and 10,991 Class A, B, C and Y shares, respectively, of the Fund for 1,242,356;

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

294,930; 417,324 and 8,680 Class A, B, C and Y shares, respectively, of Utility Income Fund outstanding on the Reorganization Date. Utility Income Fund's net assets of that date, valued $26,705,372 including net unrealized appreciation of investments of $7,733,404 were combined with those of the Fund. All shares were exchanged at net asset value. Accordingly, no shareholder had any gain or loss as a result of the exchange. The Fund's statement of operations and financial highlights do not include the operations of Utility Income Fund prior to the Reorganization Date.


INVESTMENT ADVISER AND ADMINISTRATOR

     The Board of Directors of Master Series has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Brinson Advisors, under which Brinson Advisors serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Brinson Advisors an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:



AVERAGE DAILY NET ASSETS                                 ANNUAL RATE
------------------------                                 -----------
 Up to $500 million ...................................     0.750%
 In excess of $500 million up to $1.0 billion .........     0.725
 In excess of $1.0 billion up to $1.5 billion .........     0.700
 In excess of $1.5 billion up to $2.0 billion .........     0.675
 Over $2.0 billion ....................................     0.650

     At February 28, 2001, the Fund owed Brinson Advisors $112,917 in investment advisory and administration fees. Brinson Advisors waived a portion of its investment advisory and administration fees in connection with the Fund's investment of cash collateral from security lending in the Mitchell Hucthins Private Money Market Fund LLC. For the six months ended February 28, 2001, Brinson Advisors waived $830.

     For the six months ended February 28, 2001, the Fund paid $79,082 in brokerage commissions to UBS PaineWebber Inc. ("UBS PaineWebber") for transactions executed on behalf of the Fund.


DISTRIBUTION PLANS

     Brinson Advisors is the distributor of the Fund's shares and has appointed UBS PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays Brinson Advisors monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares (Class Y shares have no service or distribution plan). At February 28, 2001, the Fund owed Brinson Advisors $56,958 in service and distribution fees.

     Brinson Advisors also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Brinson Advisors has informed the Fund that for the six months ended February 28, 2001, it received $26,322 in sales charges.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)




SECURITY LENDING

     The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund's lending agent is UBS PaineWebber, who received $1,513 as compensation from the Fund for the six months ended February 28, 2001. At February 28, 2001, the Fund owed UBS PaineWebber $478 in security lending fees. For the six months ended February 28, 2001, the Fund earned $4,272 as compensation from securities lending transactions net of fees, rebates and expenses.

     At February 28, 2001, the Fund had securities on loan having a market value of $5,547,970. The Fund's custodian held cash having an aggregate value of $5,783,074 as collateral for portfolio securities loaned which was invested as follows:



  NUMBER OF
    SHARES                                                                                      VALUE
-------------                                                                               -------------
    182,994   AIM Liquid Assets Portfolio .................................................  $  182,994
         49   AIM Prime Portfolio .........................................................          49
  2,028,141   Mitchell Hutchins Private Money Market Fund LLC .............................   2,028,141
  3,094,134   Provident Temporary Cash Fund ...............................................   3,094,134
    477,756   Scudder Institutional Fund ..................................................     477,756
                                                                                             ----------
               Total investments of cash collateral for securities loaned (cost-$5,783,074)  $5,783,074
                                                                                             ==========

BANK LINE OF CREDIT

     The Fund may participate with other funds managed by Brinson Advisors in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended February 28, 2001, the Fund did not borrow under the Facility.


TRANSFER AGENCY RELATED SERVICE FEES

     UBS PaineWebber provides certain transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the six months ended February 28, 2001, UBS PaineWebber received approximately 49% of the total service fees collected by PFPC, Inc.

NOTES TO FINANCIAL STATEMENTS (unaudited)



INVESTMENTS IN SECURITIES

     For federal income tax purposes, the cost of securities owned at February 28, 2001 was substantially the same as the cost of securities for financial statement purposes.

     At February 28, 2001, the components of net unrealized depreciation of investments were as follows:


  Gross appreciation (investments having an excess of value over cost)   $  12,386,044
  Gross depreciation (investments having an excess of cost over value)     (18,554,649)
                                                                         -------------
  Net unrealized depreciation of investments ..........................  $  (6,168,605)
                                                                         =============

     For the six months ended February 28, 2001, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $164,272,156 and $180,237,593, respectively.


FEDERAL TAX STATUS

     The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.


CAPITAL STOCK

     There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 4 billion is allocated to Balanced Fund. Transactions in shares of common stock were as follows:


                                            Class A                         Class B
                                -------------------------------- -----------------------------
                                     Shares          Amount          Shares         Amount
                                --------------- ---------------- ------------- ---------------
FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2001:
Shares sold ...................       137,631    $   1,384,704        88,522    $    891,199
Shares repurchased ............    (2,056,166)     (20,824,143)     (420,086)     (4,425,289)
Dividends reinvested ..........     2,420,825       22,489,462       220,932       2,118,740
Shares converted from
 Class B to Class A ...........        66,670          693,696       (65,014)       (693,696)
                                   ----------    -------------      --------    ------------
Net increase (decrease) .......       568,960    $   3,743,719      (175,646)   $ (2,109,046)
                                   ==========    =============      ========    ============
FOR THE YEAR ENDED
AUGUST 31, 2000:
Shares sold ...................       473,098    $   5,231,098       154,605    $  1,750,473
Shares issued in connection
 with the reorganization
 involving PaineWebber
 Utility Income Fund ..........     1,576,546       16,911,399       364,749       4,013,763
Shares repurchased ............    (4,098,925)     (45,377,077)     (882,227)     (9,946,377)
Dividends reinvested ..........     1,661,473       17,734,088       188,666       2,066,213
Shares converted from
 Class B to Class A ...........       338,546        3,767,125      (331,073)     (3,767,125)
                                   ----------    -------------      --------    ------------
Net increase (decrease) .......       (49,262)   $  (1,733,367)     (505,280)   $ (5,883,053)
                                   ==========    =============      ========    ============



                                            Class C                       Class Y
                                -------------------------------- --------------------------
                                     Shares          Amount         Shares        Amount
                                --------------- ---------------- ------------ -------------
FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2001:
Shares sold ...................       410,892    $    4,142,806       3,552    $   37,972
Shares repurchased ............      (662,581)       (6,737,740)    (36,229)     (382,620)
Dividends reinvested ..........       232,569         2,169,867       4,653        43,171
Shares converted from
 Class B to Class A ...........             -                 -           -             -
                                     --------    --------------     -------    ----------
Net increase (decrease) .......       (19,120)   $     (425,067)    (28,024)   $ (301,477)
                                   ==========    ==============     =======    ==========


FOR THE YEAR ENDED
AUGUST 31, 2000:
Shares sold ...................       712,663    $    7,891,464      31,448    $  347,035
Shares issued in connection
 with the reorganization
 involving PaineWebber
 Utility Income Fund ..........       526,713         5,662,443      10,991       117,767
Shares repurchased ............    (1,304,519)      (14,292,209)    (38,089)     (429,278)
Dividends reinvested ..........       154,111         1,649,292       4,208        44,879
Shares converted from
 Class B to Class A ...........             -                 -           -             -
                                   ----------    --------------     -------    ----------
Net increase (decrease) .......        88,968    $      910,990       8,558    $   80,403
                                   ==========    ==============     =======    ==========

NOTES TO FINANCIAL STATEMENTS (unaudited)



SUBSEQUENT EVENT

     Effective as of the close of business on April 27, 2001 (the "Reorganization Date"), PaineWebber Tactical Allocation ("Tactical Allocation Fund") acquired all of the assets and assumed all of the liabilities of the Fund. The acquisition was accomplished by a tax-free exchange of 5,260,243; 538,116; 539,066; and 7,830 Class A, B, C and Y shares, respectively, of Tactical Allocation Fund for 17,080,727; 1,665,537; 1,727,261; and 25,667 Class
A, B, C and Y shares, respectively, of the Fund outstanding on the Reorganization Date. The Fund's net assets of that date, valued $179,981,732 including net unrealized depreciation of investments of $7,030,499 were combined with those of the PaineWebber Tactical Allocation Fund. All shares were exchanged at net asset value. Accordingly, no shareholder had any gain or loss as a result of the exchange.

PAINEWEBBER BALANCED FUND



FINANCIAL HIGHLIGHTS


Selected data for a share of capital stock outstanding throughout each period is presented below:




                                                                                              CLASS A
                                                     ------------------------------------------------------------------------------
                                                           FOR THE
                                                          SIX MONTHS
                                                            ENDED                       FOR THE YEARS ENDED AUGUST 31,
                                                      FEBRUARY 28, 2001 -----------------------------------------------------------
                                                         (UNAUDITED)         2000           1999             1998          1997
                                                     ------------------ -------------- --------------   -------------- ------------
Net asset value, beginning of period ...............    $  11.28           $  11.60       $  11.27         $  12.50      $  10.27
                                                        --------           --------       --------         --------      --------
Net investment income ..............................        0.11++             0.22++         0.22++           0.23++        0.23++
Net realized and unrealized gains (losses) from
 investments, futures and options ..................       (0.97)++            0.66++         1.56++           0.31++        2.79++
                                                        --------           --------       --------         --------      --------
Net increase (decrease) from investment
 operations ........................................       (0.86)              0.88           1.78             0.54          3.02
                                                        --------           --------       --------         --------      --------
Dividends from net investment income ...............       (0.15)             (0.23)         (0.22)           (0.22)        (0.24)
Distributions from net realized gains from
 investment transactions ...........................       (1.39)             (0.97)         (1.23)           (1.55)        (0.55)
                                                        --------           --------       --------         --------      --------
Total dividends and distributions to shareholders...       (1.54)             (1.20)         (1.45)           (1.77)        (0.79)
                                                        --------           --------       --------         --------      --------
Net asset value, end of period .....................    $   8.88           $  11.28       $  11.60         $  11.27      $  12.50
                                                        ========           ========       ========         ========      ========
Total investment return (1) ........................       (8.23)%             8.27%         16.20%            4.69%        30.67%
                                                        ========           ========       ========         ========      ========
Ratios/supplemental data:
Net assets, end of period (000's) ..................    $155,175           $190,695       $196,684         $182,362      $176,403
Expenses to average net assets, net of waivers
 from adviser (3) ..................................        1.22%*             1.25%          1.22%            1.26%         1.46%
Net investment income to average net assets, net
 of waivers from adviser (3) .......................        2.09%*             2.03%          1.81%            1.88%         2.02%
Portfolio turnover rate ............................          82%               151%           234%             190%          188%



                                                                   CLASS A
                                                       -----------------------------
                                                           FOR THE
                                                             SIX           FOR THE
                                                           MONTHS            YEAR
                                                            ENDED           ENDED
                                                         AUGUST 31,      FEBRUARY 29,
                                                          1996 (2)           1996
                                                       ---------------- -------------
Net asset value, beginning of period .................   $  10.85          $   9.80
                                                         --------          --------
Net investment income ................................       0.12++            0.27++
Net realized and unrealized gains (losses) from
 investments, futures and options ....................      (0.12)++           1.84++
                                                         --------          --------
Net increase (decrease) from investment
 operations ..........................................       0.00              2.11
                                                         --------          --------
Dividends from net investment income .................      (0.10)            (0.31)
Distributions from net realized gains from
 investment transactions .............................      (0.48)            (0.75)
                                                         --------          --------
Total dividends and distributions to shareholders.....      (0.58)            (1.06)
                                                         --------          --------
Net asset value, end of period .......................   $  10.27          $  10.85
                                                         ========          ========
Total investment return (1) ..........................       0.03%            22.08%
                                                         ========          ========
Ratios/supplemental data:
Net assets, end of period (000's) ....................   $157,525          $171,609
Expenses to average net assets, net of waivers
 from adviser (3) ....................................       1.34%*            1.29%
Net investment income to average net assets, net
 of waivers from adviser (3) .........................       2.19%*            2.55%
Portfolio turnover rate ..............................        103%              188%

------------
*     Annualized.

++    Calculated using the average shares outstanding for the period.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods less than one year has not been annualized.

(2)   Fiscal year changed to August 31.

(3) For the six months ended February 28, 2001 and for the years ended August 31, 2000 and August 31, 1999, Brinson Advisors waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

PAINEWEBBER BALANCED FUND



FINANCIAL HIGHLIGHTS



Selected data for a share of capital stock outstanding throughout each period is presented below:




                                                                                 CLASS B
                                                    -------------------------------------------------------------------------------
                                                         FOR THE
                                                        SIX MONTHS
                                                          ENDED                      FOR THE YEARS ENDED AUGUST 31,
                                                    FEBRUARY 28, 2001 -------------------------------------------------------------
                                                       (UNAUDITED)         2000           1999            1998           1997
                                                    ----------------- -------------- --------------  -------------- --------------
Net asset value, beginning of period ..............      $ 11.56           $ 11.84        $ 11.48         $ 12.70       $ 10.42
                                                         -------           -------        -------         -------       -------
Net investment income .............................         0.07++            0.14++         0.13++          0.14++        0.14++
Net realized and unrealized gains (losses) from
 investments, futures and options .................        (1.00)++           0.67++         1.59++          0.31++        2.84++
                                                         -------           -------        -------         -------       -------
Net increase (decrease) from investment
 operations .......................................        (0.93)             0.81           1.72            0.45          2.98
                                                         -------           -------        -------         -------       -------
Dividends from net investment income ..............        (0.09)            (0.12)         (0.13)          (0.12)        (0.15)
Distributions from net realized gains from
 investment transactions ..........................        (1.39)            (0.97)         (1.23)          (1.55)        (0.55)
                                                         -------           -------        -------         -------       -------
Total dividends and distributions to shareholders..        (1.48)            (1.09)         (1.36)          (1.67)        (0.70)
                                                         -------           -------        -------         -------       -------
Net asset value, end of period ....................      $  9.15           $ 11.56        $ 11.84         $ 11.48       $ 12.70
                                                         =======           =======        =======         =======       =======
Total investment return (1) .......................        (8.65)%            7.44%         15.28%           3.87%        29.70%
                                                         =======           =======        =======         =======       =======
Ratios/supplemental data:
Net assets, end of period (000's) .................      $15,967           $22,197        $28,719         $26,425       $22,768
Expenses to average net assets, net of waivers
 from adviser (3) .................................         2.03%*            2.04%          1.98%           2.03%         2.22%
Net investment income to average net assets, net
 of waivers from adviser (3) ......................         1.28%*            1.22%          1.04%           1.13%         1.27%
Portfolio turnover rate ...........................           82%              151%           234%            190%          188%



                                                                     CLASS B
                                                       --------------------------------
                                                             FOR THE
                                                               SIX           FOR THE
                                                             MONTHS            YEAR
                                                              ENDED            ENDED
                                                           AUGUST 31,      FEBRUARY 29,
                                                            1996 (2)           1996
                                                       ------------------ -------------
Net asset value, beginning of period .................       $ 11.00            $ 9.90
                                                             -------           -------
Net investment income ................................          0.08++            0.19++
Net realized and unrealized gains (losses) from
 investments, futures and options ....................         (0.11)++           1.86++
                                                             -------           -------
Net increase (decrease) from investment
 operations ..........................................         (0.03)             2.05
                                                             -------           -------
Dividends from net investment income .................         (0.07)            (0.20)
Distributions from net realized gains from
 investment transactions .............................         (0.48)            (0.75)
                                                             -------           -------
Total dividends and distributions to shareholders.....         (0.55)            (0.95)
                                                             -------           -------
Net asset value, end of period .......................       $ 10.42           $ 11.00
                                                             =======           =======
Total investment return (1) ..........................         (0.30)%           21.20%
                                                             =======           =======
Ratios/supplemental data:
Net assets, end of period (000's) ....................       $22,307           $26,627
Expenses to average net assets, net of waivers
 from adviser (3) ....................................          2.09%*            2.05%
Net investment income to average net assets, net
 of waivers from adviser (3) .........................          1.43%*            1.81%
Portfolio turnover rate ..............................           103%              188%

------------
*     Annualized.

++    Calculated using the average shares outstanding for the period.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods less than one year has not been annualized.

(2)   Fiscal year changed to August 31.

(3) For the six months ended February 28, 2001 and for the years ended August 31, 2000 and August 31, 1999, Brinson Advisors waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

PAINEWEBBER BALANCED FUND



FINANCIAL HIGHLIGHTS



Selected data for a share of capital stock outstanding throughout each period is presented below:




                                                                        CLASS C
                                    -------------------------------------------------------------------------------
                                          FOR THE
                                         SIX MONTHS
                                           ENDED                      FOR THE YEARS ENDED AUGUST 31,
                                     FEBRUARY 28, 2001  -----------------------------------------------------------
                                        (UNAUDITED)          2000           1999           1998           1997
                                    ------------------- -------------- -------------- -------------- --------------
Net asset value, beginning of
 period ...........................       $ 11.29         $ 11.60        $ 11.28        $  12.52        $10.29
                                          -------         -------        -------        -------         ------
Net investment income .............          0.07++          0.14++         0.14++         0.14++         0.14++
Net realized and unrealized
 gains (losses) from
 investments, futures and
 options ..........................         (0.97)++         0.66++         1.56++         0.31++         2.80++
                                          -------         -------        -------        -------         ------
Net increase (decrease) from
 investment operations ............         (0.90)           0.80           1.70           0.45           2.94
                                          -------         -------        -------        -------         ------
Dividends from net
 investment income ................         (0.10)          (0.14)         (0.15)         (0.14)         (0.16)
Distributions from net realized
 gains from investment
 transactions .....................         (1.39)          (0.97)         (1.23)         (1.55)         (0.55)
                                          -------         -------        -------        -------         ------
Total dividends and
 distributions to
 shareholders .....................         (1.49)          (1.11)         (1.38)         (1.69)         (0.71)
                                          -------         -------        -------        -------         ------
Net asset value, end of period.....       $  8.90         $ 11.29        $ 11.60        $ 11.28         $12.52
                                          =======         =======        =======        =======         ======
Total investment return (1) .......         (8.59)%          7.46%         15.34%          3.89%         29.70%
                                          =======         =======        =======        =======         ======
Ratios/supplemental data:
Net assets, end of period
 (000's) ..........................       $15,890         $20,371        $19,894        $14,581         $8,736
Expenses to average net
 assets, net of waivers from
 adviser (3) ......................          1.97%*          2.00%          1.95%          2.00%          2.21%
Net investment income to
 average net assets, net of
 waivers from adviser (3) .........          1.34%*          1.29%          1.08%          1.18%          1.27%
Portfolio turnover rate ...........            82%            151%           234%           190%           188%



                                                 CLASS C
                                    ---------------------------------
                                          FOR THE
                                            SIX            FOR THE
                                          MONTHS            YEAR
                                           ENDED            ENDED
                                        AUGUST 31,      FEBRUARY 29,
                                         1996 (2)           1996
                                    ------------------ --------------
Net asset value, beginning of
 period ...........................     $10.88            $ 9.82
                                        ------            ------
Net investment income .............       0.08++            0.19++
Net realized and unrealized
 gains (losses) from
 investments, futures and
 options ..........................      (0.12)++           1.84++
                                        ------            ------
Net increase (decrease) from
 investment operations ............      (0.04)             2.03
                                        ------            ------
Dividends from net
 investment income ................      (0.07)            (0.22)
Distributions from net realized
 gains from investment
 transactions .....................      (0.48)            (0.75)
                                        ------            ------


Total dividends and
 distributions to
 shareholders .....................      (0.55)            (0.97)
                                        ------            ------
Net asset value, end of period.....     $10.29            $10.88
                                        ======            ======
Total investment return (1) .......      (0.38)%           21.12%
                                        ======            ======
Ratios/supplemental data:
Net assets, end of period
 (000's) ..........................     $6,979            $7,469
Expenses to average net
 assets, net of waivers from
 adviser (3) ......................       2.09%*            2.08%
Net investment income to
 average net assets, net of
 waivers from adviser (3) .........       1.44%*            1.77%
Portfolio turnover rate ...........        103%              188%


                                                                  CLASS Y
                                    -------------------------------------------------------------------
                                                                                           FOR THE
                                          FOR THE                                           PERIOD
                                         SIX MONTHS          FOR THE YEAR ENDED        MARCH 26, 1998+
                                           ENDED                 AUGUST 31,                THROUGH
                                     FEBRUARY 28, 2001  -----------------------------     AUGUST 31,
                                        (UNAUDITED)          2000           1999             1998
                                    ------------------- -------------- -------------- -----------------
Net asset value, beginning of
 period ...........................      $11.27              $11.59         $11.27         $12.55
                                         ------              ------         ------         ------
Net investment income .............        0.12++              0.25++         0.26++         0.11++
Net realized and unrealized
 gains (losses) from
 investments, futures and
 options ..........................       (0.97)++             0.66++         1.55++        (1.28)++
                                         ------              ------         ------         ------
Net increase (decrease) from
 investment operations ............       (0.85)               0.91           1.81          (1.17)
                                         ------              ------         ------         ------
Dividends from net
 investment income ................       (0.15)              (0.26)         (0.26)         (0.11)
Distributions from net realized
 gains from investment
 transactions .....................       (1.39)              (0.97)         (1.23)             -
                                         ------              ------         ------         ------
Total dividends and
 distributions to
 shareholders .....................       (1.54)              (1.23)         (1.49)         (0.11)
                                         ------              ------         ------         ------
Net asset value, end of period.....      $ 8.88              $11.27         $11.59         $11.27
                                         ======              ======         ======         ======
Total investment return (1) .......       (8.08)%              8.54%         16.42%         (9.41) %
                                         ======              ======         ======         ======
Ratios/supplemental data:
Net assets, end of period
 (000's) ..........................      $  225              $  601         $  519         $  175
Expenses to average net
 assets, net of waivers from
 adviser (3) ......................        1.06%*              1.03%          0.96%          0.89%*
Net investment income to
 average net assets, net of
 waivers from adviser (3) .........        2.23%*              2.28%          2.11%          2.48%*
Portfolio turnover rate ...........          82%                151%           234%           190%

------------
*     Annualized.

+     Commencement of issuance of shares.

++    Calculated using the average shares outstanding for the period.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods less than one year has not been annualized.

(2)   Fiscal year changed to August 31.

(3) For the six months ended February 28, 2001 and for the years ended August 31, 2000 and August 31, 1999, Brinson Advisors waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

BOARD OF TRUSTEES

E. Garrett Bewkes, Jr.             Meyer Feldberg
Chairman
                                   George W. Gowen
Margo N. Alexander
                                   Frederic V. Malek
Richard Q. Armstrong
                                   Carl W. Schafer
Richard R. Burt
                                   Brian M. Storms




PRINCIPAL OFFICERS

Brian Storms                       Susan P. Ryan
President                          Vice President

Dianne E. O'Donnell                T. Kirkham Barneby
Vice President and Secretary       Vice President

Paul H. Schubert                   Amy Doberman
Vice President and Treasurer       Vice President





INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Brinson Advisors, Inc.
51 West 52nd Street
New York, New York 10019




This report is not to be used in conjunction with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.


                          [UBS PAINEWEBBER INC. LOGO]



                      (Copyright)2001 UBS PaineWebber Inc.
                              All Rights Reserved.
                                   Member SIPC
                  UBS PaineWebber is a service mark of UBS AG.

BALANCED FUND
--------------------------------------------------------------------------------
FEBRUARY 28, 2001













SEMIANNUAL REPORT